COMMITMENTS, CONTINGENCIES AND GUARANTEES - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($) Megawatt	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Other Commitments
Purchase commitment	$ 340		$ 347	$ 335
Capital expenditure commitment	800
Contingencies
Amount accrued related to operating facilities for the estimated expenses to remediate the sites	$ 6		$ 8
Columbia Pipeline Group shareholders | Columbia Pipelines Group
Contingencies
Damages sought		$ 350
Capital expenditures
Other Commitments
Power purchase agreement, planned capacity (in megawatts) | Megawatt	750
Capital expenditures | U.S. Natural Gas Pipelines
Other Commitments
Purchase commitment	$ 600